SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/26/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 0
Form 13F Information Table Entry Total: 46
form 13F Information Table Value Total: $91,299
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      337     4000 SH       Sole                     4000
Advance Auto Parts Inc.        COM              00751y106     6921   182175 SH       Sole                   182175
AXA Sponsored ADR              COM              054536107      239     6009 SH       Sole                     6009
Beacon Roofing Supply          COM              073685109     3613   429150 SH       Sole                   429150
Bed Bath & Beyond              COM              075896100     4814   163800 SH       Sole                   163800
Berkshire Hathaway - Cl B      COM              084670207      644      136 SH       Sole                      136
Biosante Pharmaceuticals       COM              09065V203       48    12700 SH       Sole                    12700
Black & Decker Corp.           COM              091797100      212     3050 SH       Sole                     3050
Bristol-Myers Squibb           COM              110122108      610    23000 SH       Sole                    23000
Capital Southwest Corp.        COM              140501107     3748    31655 SH       Sole                    31655
CBS Corp - Cl B                COM              124857202     1115    40900 SH       Sole                    40900
Conocophillips                 COM              20825C104      985    11154 SH       Sole                    11154
Costco Wholesale Corp.         COM              22160k105      335     4800 SH       Sole                     4800
Covidien Ltd.                  COM              G2552X108      269     6075 SH       Sole                     6075
Dell Inc.                      COM              24702r101      809    33000 SH       Sole                    33000
Diageo PLC Sponored ADR        COM              25243q205      524     6100 SH       Sole                     6100
Discovery Holdings-Cl A        COM              25468y107     1878    74701 SH       Sole                    74701
Disney (Walt) Co.              COM              254687106      454    14050 SH       Sole                    14050
Encana Corp                    COM              292505104      281     4100 SH       Sole                     4100
Fortune Brands Inc.            COM              349631101      345     4775 SH       Sole                     4775
Gannett Inc.                   COM              364730101     6869   176130 SH       Sole                   176130
General Electric               COM              369604103      449    12100 SH       Sole                    12100
Grainger WW Inc.               COM              384802104      490     5600 SH       Sole                     5600
Honeywell Int'l Inc.           COM              438516106      369     6000 SH       Sole                     6000
Int'l Speedway Corp. - Cl A    COM              460335201     2428    58950 SH       Sole                    58950
Intel Corp.                    COM              458140100      635    23800 SH       Sole                    23800
Johnson & Johnson              COM              478160104     4942    74090 SH       Sole                    74090
Lab Corp. of America           COM              50540r409      227     3000 SH       Sole                     3000
Liberty Media Hldg Cap-A       COM              53071M302     1083     9299 SH       Sole                     9299
Liberty Media Hldg Int-A       COM              53071M104      965    50600 SH       Sole                    50600
McDonalds Corp.                COM              580135101     6465   109750 SH       Sole                   109750
MDS Inc.                       COM              55269p302      430    22100 SH       Sole                    22100
Motorola Inc.                  COM              620076109     5366   334529 SH       Sole                   334529
PetSmart Inc.                  COM              716768106     3802   161575 SH       Sole                   161575
Pfizer Inc.                    COM              717081103      205     9004 SH       Sole                     9004
Safeco Corp.                   COM              786429100      223     4000 SH       Sole                     4000
Speedway Motorsports           COM              847788106     2870    92350 SH       Sole                    92350
Symantec Corp.                 COM              871503108     2051   127100 SH       Sole                   127100
Time Warner Inc.               COM              887317105     6263   379327 SH       Sole                   379327
U.S. Physical Therapy Inc.     COM              90337L108      578    40200 SH       Sole                    40200
US Bancorp                     COM              902973304      835    26300 SH       Sole                    26300
Viacom Inc. - Cl B             COM              92553p201     1583    36050 SH       Sole                    36050
Viad Corp.                     COM              92552R406     7381   233724 SH       Sole                   233724
Wal-Mart Stores Inc.           COM              931142103     5652   118915 SH       Sole                   118915
Washington Post - Cl B         COM              939640108      317      400 SH       Sole                      400
Xto Energy Corp.               COM              98385x106      640    12470 SH       Sole                    12470